Schedule of Investments (unaudited) July 31, 2022	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 16.5%
Albemarle Corp.	18,145	$4,433,005
CF Industries Holdings, Inc.	105,857	10,108,285
FMC Corp.	48,303	5,366,463
Koninklijke DSM NV	21,580	3,456,017
Nutrien Ltd.	137,894	11,812,000
Sociedad Quimica y Minera de Chile SA, ADR	53,647	5,277,255

		40,453,025

Containers & Packaging — 1.1%
Packaging Corp. of America	18,823	2,646,702

Food Products — 7.0%
Archer-Daniels-Midland Co.	74,149	6,137,313
Bunge Ltd.	51,604	4,764,597
Darling Ingredients, Inc.(a)	45,310	3,139,077
Kerry Group PLC, Class A	28,908	3,051,272

		17,092,259

Machinery — 5.0%
AGCO Corp.	46,827	5,100,397
Deere & Co.	20,630	7,079,803

		12,180,200

Metals & Mining — 28.1%
Alcoa Corp.	45,943	2,338,039
Anglo American PLC	59,709	2,158,173
ArcelorMittal SA, Registered Shares(b)	113,800	2,798,342
BHP Group Ltd., Class DI	41,837	1,144,884
First Quantum Minerals Ltd.	348,154	6,361,957
Franco-Nevada Corp.	17,863	2,286,107
Freeport-McMoRan, Inc.	271,657	8,570,778
Glencore PLC	2,775,363	15,729,922
Newmont Corp.	76,757	3,475,557
Norsk Hydro ASA	543,677	3,683,537
Polyus PJSC, Registered Shares, GDR(c)	46,128	461
Stelco Holdings, Inc.	124,303	3,508,110
Teck Resources Ltd., Class B	185,711	5,458,046
Vale SA, ADR	478,162	6,436,061
Wheaton Precious Metals Corp.(b)	144,390	4,952,577

		68,902,551

Oil, Gas & Consumable Fuels — 38.9%
Canadian Natural Resources Ltd.	94,100	5,196,057
Cenovus Energy, Inc.	133,806	2,549,581
Chevron Corp.	41,541	6,803,585

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	90,291	$8,797,052
EOG Resources, Inc.	37,370	4,156,291
Equinor ASA	32,964	1,269,242
Exxon Mobil Corp.	160,147	15,523,049
Gazprom PJSC, ADR(c)	626,902	194
Hess Corp.(b)	29,316	3,297,171
Phillips 66	45,323	4,033,747
Pioneer Natural Resources Co.	10,823	2,564,510
Repsol SA	42,145	525,053
Shell PLC	689,415	18,391,050
Suncor Energy, Inc.	156,325	5,305,443
TC Energy Corp.	95,677	5,100,831
TotalEnergies SE	233,888	11,946,380

		95,459,236

Paper & Forest Products — 2.1%
UPM-Kymmene OYJ	165,489	5,244,307

Total Long-Term Investments — 98.7% (Cost: $211,276,568)		241,978,280

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(d)(e)	2,125,586	2,125,586
SL Liquidity Series, LLC, Money Market Series, 2.03%(d)(e)(f)	6,098,466	6,097,246

Total Short-Term Securities — 3.3% (Cost: $8,222,832)		8,222,832

Total Investments — 102.0% (Cost: $219,499,400)		250,201,112

Liabilities in Excess of Other Assets — (2.0)%		(5,002,234)

Net Assets — 100.0%		$245,198,878

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Natural Resources Trust

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,472,588	$—		$(12,347,002	)(a)	$—	$—	$2,125,586	2,125,586	$15,947		$—
SL Liquidity Series, LLC, Money Market Series	4,678	6,093,213	(a)	—		(645)	—	6,097,246	6,098,466	3,049	(b)	—

						$(645)	$—	$8,222,832		$18,996		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$36,997,008	$3,456,017	$—	$40,453,025
Containers & Packaging	2,646,702	—	—	2,646,702
Food Products	14,040,987	3,051,272	—	17,092,259
Machinery	12,180,200	—	—	12,180,200
Metals & Mining	46,185,574	22,716,516	461	68,902,551
Oil, Gas & Consumable Fuels	63,327,317	32,131,725	194	95,459,236
Paper & Forest Products	—	5,244,307	—	5,244,307

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,125,586	$—	$—	$2,125,586

	$177,503,374	$66,599,837	$655	244,103,866

Investments Valued at NAV(a)				6,097,246

				$250,201,112

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

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